ORGANIZATION AND BUSINESS OVERVIEW	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS OVERVIEW

1.    ORGANIZATION AND BUSINESS OVERVIEW

Magic Empire Global Limited (“MEGL” or the “Company”) is a limited liability company incorporated in British Virgin Islands on May 10, 2016. The Company’s registered office is located at the office of P.O. Box 957, Offshore Incorporations Centre, Road Town, Tortola, British Virgin Islands and its principal place of business is situated at 3/F, 8 Wyndham Street, Central, Hong Kong.

The Company and its subsidiaries (collectively referred to as the “Group”) provide financial services in Hong Kong which principally engages in the provision of corporate finance advisory services and underwriting services.

As of December 31, 2022, the Company has direct or indirect interests in the following subsidiaries:

Name	Place and date of incorporation	Issued ordinary share capital	Ownership	Principal activity
Giraffe Financial Holdings Limited (“GFHL”)	Hong Kong June 24, 2016	HK$10,000	100% owned by MEGL	Investment holding

Giraffe Capital Limited (“GCL”)	Hong Kong June 28, 2016	HK$10,000,000	100% owned by GHFL	Providing advisory services for the company to be listed in the public offerings and advising companies on corporate finance

Giraffe Investment Limited (“GIL”)	Hong Kong September 22, 2022	HK$100	100% owned by GHFL	Investment holding

Magic Empire Investment Limited (“MEIL”)	Hong Kong September 22, 2022	HK$100	100% owned by GHFL	Investment holding

The Group is a financial services provider in Hong Kong which principally engages in the provision of corporate finance advisory services and underwriting services. The service offerings mainly comprise the following:

Initial Public Offering (“IPO”) sponsorship services: The Group acts as sponsors to companies pursuing listing on the Main Board (the “Main Board”) of the Stock Exchange of Hong Kong Limited (the “Stock Exchange”) and GEM (formerly known as Growth Enterprise Market) of the Stock Exchange advising and guiding them throughout the listing process in return for sponsor’s fee.

Independent financial advisory (“IFA”) services: The Group acts as an independent financial advisor to give opinions or recommendations to the independent board committee and independent shareholders of the listed companies, in return for advisory fee.

Financial advisory (“FA”) services: The Group acts as a financial advisor to clients to advise them on the terms and structures of the proposed transactions, and the relevant implications and compliance matters under the Hong Kong regulatory framework including the Listing Rules, the GEM Listing Rules and the Takeovers Code.

Compliance advisory (“CA”) services: The Group acts as a compliance advisor to the listed companies on the Main Board or GEM and advise them on post-listing compliance matters in return for compliance advisory fee.

Underwriting services: The Group provides underwriting services by acting as a global coordinator, a bookrunner, a lead manager or an underwriter for the listing applicants in IPOs, in return for underwriting commission income.

Recent Business Development

Initial Public Offering

On August 4, 2022, MEGL entered into an underwriting agreement with Network 1 Financial Securities, Inc. and Alexander Capital, L.P. as underwriters named thereof, in connection with its initial public offering (“IPO”) of 5,000,000 Ordinary Shares at a price of $4.00 per share. The Company’s Registration Statement on Form F-1 (File No. 333-264575) for the IPO, originally filed with the U.S. Securities and Exchange Commission (the “Commission”) on April 29, 2022 (as amended, the “Registration Statement”) was declared effective by the Commission on August 4, 2022. The Company issued representative’s warrants to purchase up to 500,000 Ordinary Shares at $6.00 per share, dated August 9, 2022, to Network 1 Financial Securities, Inc., based on terms set forth in warrants agreements, including cashless exercise.

On August 10, 2022, the Company closed its initial public offering (the “IPO”) of 5,000,000 ordinary shares at a price of $4.00 per share. The aggregate gross proceeds from the IPO were US$20 million, before deducting underwriting discounts and other related expenses. The ordinary shares of the Company began trading on the Nasdaq Capital Market on August 5, 2022 under the ticker symbol “MEGL.”

On August 12, 2022, the underwriter exercised its representative’s warrants in full and the Company issued a total of 256,099 ordinary shares with no cash consideration on August 26, 2022.